Asset Retirement Obligation (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Carrying amount of Asset retirement obligations as of beginning of period	$ 47,258	$ 42,997
Accretion expense (included in DD&A expense)	5,614	3,472
Impact of foreign currency exchange rate changes	2,949	833
Payment of asset retirement obligations	7,838	12,616
Liabilities incurred	17,263	0
Carrying amount of Asset retirement obligations as of end of period	65,246	34,686
Less: Current portion	8,051	6,480
Long term asset retirement obligations	$ 57,195	$ 28,206